Investment Strategy	Jul. 23, 2026
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the second sentence under the heading “Principal Investment Strategies” is amended and restated to read as follows:

The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Strategic Metals & Mining Companies and/or the shares of one or more Strategic Metals & Mining ETFs (each Strategic Metals & Mining Company and Strategic Metals & Mining ETF is an “Underlying Security” and collectively, the “Underlying Securities”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Strategic Metals & Mining ETFs (described below).

Additionally, effective immediately, the third paragraph under the heading “Principal Investment Strategies - Equity Strategy” is amended and restated to read as follows:

Strategic Metals & Mining Companies may include companies from foreign countries, including emerging markets. In addition to or as an alternative to investing in Strategic Metals & Mining Companies, the Adviser may select one or more Strategic Metals & Mining ETFs in which the Fund will invest. A “Strategic Metals & Mining ETF” is a U.S.-listed ETF that seeks to track the performance of a portfolio or index primarily comprised of Strategic Metals & Mining Companies. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the Underlying Securities, which subjects the Fund to specific industry-related risks.